Investments (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Total	$ 197,713
Unrealized losses on securities in a continuous unrealized loss position
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities	2.00%	4.00%
Percentage of gross unrealized losses in a continuous loss position for less than twelve months	96.00%	33.00%
Number of individual securities comprising total gross unrealized losses	151	120
Fixed maturity securities
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	192,850	59,393
Fair value of securities in a continuous unrealized loss position, 12 months or more	4,863	26,424
Fair value of securities in a continuous unrealized loss position, Total	197,713	85,817
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(3,606)	(1,236)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(100)	(1,883)
Unrealized losses on securities in a continuous unrealized loss position, Total	(3,706)	(3,119)
Fixed maturity securities | States, municipalities and political subdivisions
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	7,278
Fair value of securities in a continuous unrealized loss position, 12 months or more	0
Fair value of securities in a continuous unrealized loss position, Total	7,278
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(197)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0
Unrealized losses on securities in a continuous unrealized loss position, Total	(197)
Fixed maturity securities | Foreign governments
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months		0
Fair value of securities in a continuous unrealized loss position, 12 months or more		6,248
Fair value of securities in a continuous unrealized loss position, Total		6,248
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		(817)
Unrealized losses on securities in a continuous unrealized loss position, Total		(817)
Fixed maturity securities | Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	25,457	547
Fair value of securities in a continuous unrealized loss position, 12 months or more	520	0
Fair value of securities in a continuous unrealized loss position, Total	25,977	547
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(331)	(1)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(24)	0
Unrealized losses on securities in a continuous unrealized loss position, Total	(355)	(1)
Fixed maturity securities | Corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	160,115	58,846
Fair value of securities in a continuous unrealized loss position, 12 months or more	4,343	20,176
Fair value of securities in a continuous unrealized loss position, Total	164,458	79,022
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(3,078)	(1,235)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(76)	(1,066)
Unrealized losses on securities in a continuous unrealized loss position, Total	(3,154)	(2,301)
Equity securities | Non-redeemable preferred stocks
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	38,711	4,086
Fair value of securities in a continuous unrealized loss position, 12 months or more	3,524	9,245
Fair value of securities in a continuous unrealized loss position, Total	42,235	13,331
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(1,970)	(41)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(116)	(734)
Unrealized losses on securities in a continuous unrealized loss position, Total	$ (2,086)	$ (775)